Property, Plant and Equipment - Schedule of Cost of Freehold Land (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,867	£ 4,953	£ 5,060
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,506	8,971	£ 9,104
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 246	£ 242